INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, Wisconsin 53212

August 20, 2020

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) Registration Statement On Form N-14 (File No. 333- )

Ladies and Gentlemen

We are filing the Trust’s Registrant Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the Leland Thomson Reuters Private Equity Buyout Index Fund and Leland Thomson Reuters Venture Capital Index Fund, each a series of Northern Lights Fund Trust III, into the AXS Thomson Reuters Private Equity Index Fund and AXS Thomson Reuters Venture Capital Index Fund, each a separate series of the Trust.

Please direct your comments or questions regarding this Registration Statement to the undersigned at (626) 385-5777.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary